Insurance contract liabilities - Disclosure of movement in technical reserves (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	S/ 11,958,058
End of year balances	10,602,372	S/ 11,958,058
Technical Reserves For Insurance Claims [Member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	222,063	203,648	S/ 203,175
Claims of the period	871,885	965,977	785,627
Adjustments to prior years claims	(12,255)	8,061	19,674
Payments	(878,891)	(957,762)	(805,939)
Exchange difference	(1,097)	2,139	1,111
End of year balances	201,705	222,063	203,648
Technical Reserves For Insurance Claims [Member] | Annuities [Member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	12,233	8,201	3,691
Claims of the period	699,977	713,226	626,106
Adjustments to prior years claims	4,027	4,135	5,011
Payments	(700,538)	(713,309)	(626,632)
Exchange difference	(26)	(20)	25
End of year balances	15,673	12,233	8,201
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	80,052	89,676	116,130
Claims of the period	55,272	75,185	58,841
Adjustments to prior years claims	(16,117)	(22,096)	(17,764)
Payments	(56,532)	(62,713)	(67,531)
Exchange difference	(4)
End of year balances	62,671	80,052	89,676
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	105,322	83,712	60,032
Claims of the period	57,104	134,615	64,133
Adjustments to prior years claims		26,629	36,973
Payments	(68,909)	(142,013)	(78,393)
Exchange difference	(867)	2,379	967
End of year balances	92,650	105,322	83,712
Technical Reserves For Insurance Claims [Member] | General Insurance
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	17,897	14,189	13,250
Claims of the period	43,343	27,622	22,278
Adjustments to prior years claims		183	(3,064)
Payments	(36,657)	(23,877)	(18,394)
Exchange difference	(200)	(220)	119
End of year balances	24,383	17,897	14,189
Technical Reserves For Insurance Claims [Member] | SCTR
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	6,559	7,870	10,072
Claims of the period	16,189	15,329	14,269
Adjustments to prior years claims	(165)	(790)	(1,482)
Payments	(16,255)	(15,850)	(14,989)
End of year balances	S/ 6,328	S/ 6,559	S/ 7,870